Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
REVENUES
Engineering services		$ 580
COSTS AND EXPENSES:
COST OF REVENUES	(408)	(1,193)
RESEARCH AND DEVELOPMENT, NET	(1,808)	(1,711)
SELLING AND MARKETING	(616)	(687)
GENERAL AND ADMINISTRATIVE	(2,313)	(2,409)
OTHER INCOME (EXPENSES), NET	(230)	2
OPERATING LOSS	(5,375)	(5,418)
INTEREST EXPENSES	(85)	(69)
OTHER FINANCIAL INCOME, NET	3,879	159
FINANCIAL INCOME (EXPENSES), NET	3,794	90
NET LOSS	$ (1,581)	$ (5,328)
NET LOSS PER ORDINARY SHARE:
Net loss per ordinary share, basic loss (in Dollars per share)	$ (0.45)	$ (3.02)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC AND DILUTED LOSS PER SHARE (in Shares)	3,510,328	1,765,142
NET LOSS, as above	$ (1,581)	$ (5,328)
OTHER COMPREHENSIVE LOSS - EXCHANGE DIFFERENCES ON TRANSLATION TO PRESENTATION CURRENECY (Note 2B)		(423)
COMPREHENSIVE LOSS	(1,581)	(5,751)
Engineering Services
REVENUES
Engineering services		$ 580